Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment [Abstract]
Schedule of property and equipment

	Estimated
	Useful Lives	September 30, 2014	December 31, 2013
Furniture and fixtures	2-5 years	$99,982	$64,945
Computers and software	3-7 years	365,361	251,525
		465,343	316,470
Less: accumulated depreciation		(300,515)	(258,391)
		$164,828	$58,079

	Estimated
	Useful Lives	December 31, 2013	December 31, 2012
Furniture and fixtures	2-5 years	$64,945	$46,818
Computers and software	3-7 years	251,525	187,505
		316,470	234,323
Less: accumulated depreciation		(258,391)	(220,066)
		$58,079	$14,257